Financial structure and financial costs - Maturity of derivative instruments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial structure, financial costs and financial instruments
Fair value, financial assets	$ 83,240	$ 84,725	$ 104,041
Fair value, financial liabilities	(114,755)	(112,648)	(136,009)
Swaps hedging bonds | Not later than one year | Fair value hedge
Financial structure, financial costs and financial instruments
Fair value, financial liabilities	(45)	(75)	(260)
Total fair value	(45)	(75)	(260)
Notional value, Assets		250	1,000
Notional value, Liabilities	1,630	1,837	2,858
Total notional value	1,630	2,087	3,858
Swaps hedging bonds | Not later than one year | Cash flow hedge
Financial structure, financial costs and financial instruments
Fair value, financial assets	29	91	2
Fair value, financial liabilities	(380)	(193)	(2)
Total fair value	(351)	(102)
Notional value, Assets	2,428	2,114	250
Notional value, Liabilities	2,059	1,574	750
Total notional value	4,487	3,688	1,000
Swaps hedging bonds | Due after 12 months | Fair value hedge
Financial structure, financial costs and financial instruments
Fair value, financial assets	27	45
Fair value, financial liabilities	(803)	(570)	(1,015)
Total fair value	(776)	(525)	(1,015)
Notional value, Assets	403	403
Notional value, Liabilities	8,301	5,681	8,171
Total notional value	8,704	6,084	8,171
Swaps hedging bonds | Due after 12 months | Cash flow hedge
Financial structure, financial costs and financial instruments
Fair value, financial assets	519	628	813
Fair value, financial liabilities	(1,510)	(1,628)	(2,731)
Total fair value	(991)	(1,000)	(1,918)
Notional value, Assets	11,317	14,830	11,782
Notional value, Liabilities	11,828	11,016	17,511
Total notional value	23,145	25,846	29,293
Swaps hedging bonds | Year 2 | Fair value hedge
Financial structure, financial costs and financial instruments
Total notional value	202	1,630	2,087
Swaps hedging bonds | Year 2 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	4,116	4,509	3,659
Swaps hedging bonds | Year 3 | Fair value hedge
Financial structure, financial costs and financial instruments
Total notional value	820	202	1,630
Swaps hedging bonds | Year 3 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	2,143	4,153	4,459
Swaps hedging bonds | Year 4 | Fair value hedge
Financial structure, financial costs and financial instruments
Total notional value	1,000	820	202
Swaps hedging bonds | Year 4 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	4,740	2,135	4,069
Swaps hedging bonds | Year 5 | Fair value hedge
Financial structure, financial costs and financial instruments
Total notional value	789	1,000	820
Swaps hedging bonds | Year 5 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	5,667	4,686	2,071
Swaps hedging bonds | More than 5 years | Fair value hedge
Financial structure, financial costs and financial instruments
Total notional value	5,893	2,432	3,432
Swaps hedging bonds | More than 5 years | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	6,479	10,363	15,035
Forward exchange contracts related to operating activities | Not later than one year
Financial structure, financial costs and financial instruments
Fair value, financial assets		2	4
Fair value, financial liabilities	(13)	(14)	(19)
Total fair value	(13)	(12)	(15)
Notional value, Assets	94	83	70
Notional value, Liabilities	271	234	187
Total notional value	365	317	257
Forward exchange contracts related to operating activities | Due after 12 months
Financial structure, financial costs and financial instruments
Fair value, financial assets		8	3
Fair value, financial liabilities	(23)	(2)	(19)
Total fair value	(23)	6	(16)
Notional value, Assets		311	91
Notional value, Liabilities	634	240	433
Total notional value	634	551	524
Forward exchange contracts related to operating activities | Year 2
Financial structure, financial costs and financial instruments
Total notional value	307	285	524
Forward exchange contracts related to operating activities | Year 3
Financial structure, financial costs and financial instruments
Total notional value	327	266
Held for trading - Other interest rate swaps | Not later than one year
Financial structure, financial costs and financial instruments
Fair value, financial assets	154	149	154
Fair value, financial liabilities	(124)	(94)	(94)
Total fair value	30	55	60
Notional value, Assets	50,861	38,415	14,955
Notional value, Liabilities	59,075	37,170	13,236
Total notional value	109,936	75,585	28,191
Held for trading - Other interest rate swaps | Due after 12 months
Financial structure, financial costs and financial instruments
Fair value, financial assets	342	393	447
Fair value, financial liabilities	(281)	(208)	(226)
Total fair value	61	185	221
Notional value, Assets	36,851	7,690	7,470
Notional value, Liabilities	36,220	7,407	4,128
Total notional value	73,071	15,097	11,598
Held for trading - Other interest rate swaps | Year 2
Financial structure, financial costs and financial instruments
Total notional value	52,496	8,692	5,233
Held for trading - Other interest rate swaps | Year 3
Financial structure, financial costs and financial instruments
Total notional value	8,714	1,580	3,716
Held for trading - Other interest rate swaps | Year 4
Financial structure, financial costs and financial instruments
Total notional value	2,739	1,500	1,174
Held for trading - Other interest rate swaps | Year 5
Financial structure, financial costs and financial instruments
Total notional value	2,821	1,908	1,022
Held for trading - Other interest rate swaps | More than 5 years
Financial structure, financial costs and financial instruments
Total notional value	6,300	1,417	453
Held for trading - Currency swaps and forward exchange contracts | Not later than one year
Financial structure, financial costs and financial instruments
Fair value, financial assets	196	66	55
Fair value, financial liabilities	(115)	(84)	(110)
Total fair value	81	(18)	(55)
Notional value, Assets	17,698	10,325	7,076
Notional value, Liabilities	5,212	8,513	15,964
Total notional value	22,910	18,838	23,040
Held for trading - Currency swaps and forward exchange contracts | Due after 12 months
Financial structure, financial costs and financial instruments
Fair value, financial assets	5	21	44
Fair value, financial liabilities		(32)	(57)
Total fair value	5	(11)	(13)
Notional value, Assets	322	1,071	1,289
Notional value, Liabilities	(45)	773	839
Total notional value	277	1,844	2,128
Held for trading - Currency swaps and forward exchange contracts | Year 2
Financial structure, financial costs and financial instruments
Total notional value	116	1,840	391
Held for trading - Currency swaps and forward exchange contracts | Year 3
Financial structure, financial costs and financial instruments
Total notional value	$ 161	(2)	$ 1,737
Held for trading - Currency swaps and forward exchange contracts | Year 4
Financial structure, financial costs and financial instruments
Total notional value		$ 6